Employee benefits - Schedule of composition of the main plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee benefits
Equity investments	€ 558	€ 585
Real estates	259	273
Bonds	135	131
Alternative investments		100
Qualified insurance policies	245
Liquid funds		48
Total plan assets	€ 1,197	€ 1,137